Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Securian Funds Trust
Entity Central Index Key	0000766351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000125912
Shareholder Report [Line Items]
Fund Name	SFT Balanced Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Balanced Stabilization Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 591,526,209
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 1,611,841
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$591,526,209 # of Portfolio Holdings180 Portfolio Turnover Rate3% Total Advisory Fees Paid$1,611,841
Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	64.1%
Financial	10.5%
Consumer, Non-cyclical	6.3%
Utilities	3.5%
Industrials	2.5%
Communications	2.5%
Information Technology	2.1%
Consumer Cyclical	1.8%
Energy	1.7%
Other	2.6%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund	52.5%
SPDR S&P 500 ETF Trust	3.6%
iShares Core S&P 500 ETF	1.4%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.9%
Vanguard S&P 500 ETF	0.6%
U.S. Treasury Notes, 3.875%, 12/31/27	0.6%
M&T Bank Corp., 4.553%, 08/16/28 (1 day USD SOFR Index + 1.780%)	0.5%
KeyBank NA, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	61.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072676
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 424,288,201
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 838,858
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$424,288,201 # of Portfolio Holdings651 Portfolio Turnover Rate190% Total Advisory Fees Paid$838,858
Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	29.1%
Corporate Obligations	17.3%
Other Mortgage-Backed Securities	11.2%
Federal National Mortgage Association	11.0%
Federal Home Loan Mortgage Corporation	9.6%
Investment Companies	8.8%
Asset-Backed Securities	8.7%
Uniform Mortgage-Backed Security	8.6%
Government National Mortgage Association	6.3%
Other	2.4%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.875%, 06/30/30	10.3%
U.S. Treasury Notes, 3.875%, 06/15/28	5.3%
U.S. Treasury Bonds, 4.750%, 05/15/55	4.0%
U.S. Treasury Bonds, 5.000%, 05/15/45	3.2%
U.S. Treasury Notes, 4.000%, 06/30/32	3.1%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/15/54	1.9%
Federal National Mortgage Association, 2.000%, 11/01/51	1.7%
Uniform Mortgage-Backed Security, TBA, 5.000%, 07/15/54	1.3%
Government National Mortgage Association, TBA, 5.000%, 07/15/54	1.2%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	1.2%
Total	33.2%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072677
Shareholder Report [Line Items]
Fund Name	SFT Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 424,288,201
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 838,858
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$424,288,201 # of Portfolio Holdings651 Portfolio Turnover Rate190% Total Advisory Fees Paid$838,858
Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Treasury	29.1%
Corporate Obligations	17.3%
Other Mortgage-Backed Securities	11.2%
Federal National Mortgage Association	11.0%
Federal Home Loan Mortgage Corporation	9.6%
Investment Companies	8.8%
Asset-Backed Securities	8.7%
Uniform Mortgage-Backed Security	8.6%
Government National Mortgage Association	6.3%
Other	2.4%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Notes, 3.875%, 06/30/30	10.3%
U.S. Treasury Notes, 3.875%, 06/15/28	5.3%
U.S. Treasury Bonds, 4.750%, 05/15/55	4.0%
U.S. Treasury Bonds, 5.000%, 05/15/45	3.2%
U.S. Treasury Notes, 4.000%, 06/30/32	3.1%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/15/54	1.9%
Federal National Mortgage Association, 2.000%, 11/01/51	1.7%
Uniform Mortgage-Backed Security, TBA, 5.000%, 07/15/54	1.3%
Government National Mortgage Association, TBA, 5.000%, 07/15/54	1.2%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	1.2%
Total	33.2%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000162345
Shareholder Report [Line Items]
Fund Name	SFT Equity Stabilization Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Equity Stabilization Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 270,616,139
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 758,419
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$270,616,139 # of Portfolio Holdings8 Portfolio Turnover Rate3% Total Advisory Fees Paid$758,419
Holdings [Text Block]

Sector Diversification (% of net assets)

Investment Companies	97.0%
Purchased Options	0.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

iShares MSCI USA Min Vol Factor ETF	30.6%
iShares MSCI EAFE Min Vol Factor ETF	24.4%
iShares Core High Dividend ETF	16.4%
iShares Short Duration Bond Active ETF	6.0%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.6%
iShares MSCI Germany ETF	4.6%
Total	87.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000004536
Shareholder Report [Line Items]
Fund Name	SFT Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Government Money Market Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 225,759,226
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 280,948
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$225,759,226 # of Portfolio Holdings13 Total Advisory Fees Paid$280,948
Holdings [Text Block]

Sector Diversification (% of net assets)

U.S. Government Obligations	92.2%
Short-Term Securities	8.0%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top Largest Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp. Discount Notes, 4.229%, due 07/28/25	13.2%
Federal Home Loan Bank Discount Notes, 3.933%, due 07/10/25	12.8%
U.S. Treasury Bills, 0.000%, due 07/01/25	11.1%
Federal Home Loan Bank Discount Notes, 4.274%, due 08/07/25	11.0%
Federal Home Loan Bank Discount Notes, 3.737%, due 07/07/25	8.9%
Federal Home Loan Bank Discount Notes, 4.104%, due 07/16/25	8.8%
U.S. Treasury Bills, 4.270%, due 07/24/25	6.6%
Federal Farm Credit Discount Notes, 4.294%, due 08/14/25	6.6%
Federal Home Loan Bank Discount Notes, 4.236%, due 07/30/25	4.4%
Federal Home Loan Bank Discount Notes, 4.309%, due 08/27/25	3.8%
Total	87.2%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072678
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 227,547,186
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 164,800
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$227,547,186 # of Portfolio Holdings404 Portfolio Turnover Rate5% Total Advisory Fees Paid$164,800
Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	22.2%
Financial	17.8%
Consumer Discretionary	12.9%
Information Technology	11.3%
Health Care	8.3%
Real Estate	6.7%
Materials	5.3%
Consumer Staples	5.2%
Energy	3.6%
Other	6.7%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Flex Ltd.	0.6%
Curtiss-Wright Corp.	0.6%
Comfort Systems USA, Inc.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Total	6.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072679
Shareholder Report [Line Items]
Fund Name	SFT Index 400 Mid-Cap Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 400 Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 227,547,186
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 164,800
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$227,547,186 # of Portfolio Holdings404 Portfolio Turnover Rate5% Total Advisory Fees Paid$164,800
Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	22.2%
Financial	17.8%
Consumer Discretionary	12.9%
Information Technology	11.3%
Health Care	8.3%
Real Estate	6.7%
Materials	5.3%
Consumer Staples	5.2%
Energy	3.6%
Other	6.7%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Flex Ltd.	0.6%
Curtiss-Wright Corp.	0.6%
Comfort Systems USA, Inc.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Total	6.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072680
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,507,411,432
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 959,981
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,507,411,432 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$959,981
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.0%
Financial	13.6%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	9.0%
Industrials	8.3%
Consumer Staples	5.3%
Investment Companies	3.3%
Energy	2.9%
Other	6.1%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Total	35.3%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072681
Shareholder Report [Line Items]
Fund Name	SFT Index 500 Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Index 500 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,507,411,432
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 959,981
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,507,411,432 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$959,981
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	32.0%
Financial	13.6%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	9.0%
Industrials	8.3%
Consumer Staples	5.3%
Investment Companies	3.3%
Energy	2.9%
Other	6.1%
Other Assets and Liabilities, Net	-%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Total	35.3%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140836
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Macquarie Growth Fund (formerly, the SFT Delaware Ivy℠ Growth Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Growth Fund (Class 2)	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 642,502,682
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,965,621
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$642,502,682 # of Portfolio Holdings36 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,965,621
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	47.6%
Financial	15.0%
Health Care	9.9%
Consumer Discretionary	9.7%
Industrials	7.8%
Real Estate	3.8%
Communication Services	3.5%
Consumer Staples	2.0%
Investment Companies	0.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	15.5%
NVIDIA Corp.	12.5%
Apple, Inc.	6.7%
Amazon.com, Inc.	6.6%
Visa, Inc., Class A	4.8%
Intercontinental Exchange, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Intuit, Inc.	2.9%
Mastercard, Inc., Class A	2.7%
Waste Connections, Inc.	2.5%
Total	61.2%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140837
Shareholder Report [Line Items]
Fund Name	SFT Macquarie Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Macquarie Small Cap Growth Fund (formerly, the SFT Delaware Ivy℠ Small Cap Growth Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Macquarie Small Cap Growth Fund (Class 2)	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 158,973,073
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 637,989
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$158,973,073 # of Portfolio Holdings87 Portfolio Turnover Rate36% Total Advisory Fees Paid$637,989
Holdings [Text Block]

Sector Diversification (% of net assets)

Industrials	23.7%
Information Technology	22.8%
Health Care	22.3%
Consumer Discretionary	11.9%
Financial	7.8%
Investment Companies	4.4%
Consumer Staples	3.4%
Communication Services	2.1%
Energy	1.0%
Other	0.9%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

OSI Systems, Inc.	2.8%
Universal Technical Institute, Inc.	2.5%
iShares Russell 2000 Growth ETF	2.3%
IMAX Corp.	2.1%
American Superconductor Corp.	2.1%
Encompass Health Corp.	2.0%
Construction Partners, Inc., Class A	2.0%
Tarsus Pharmaceuticals, Inc.	2.0%
Lumentum Holdings, Inc.	1.9%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Total	21.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072687
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 116,772,787
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 403,729
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$116,772,787 # of Portfolio Holdings38 Portfolio Turnover Rate11% Total Advisory Fees Paid$403,729
Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.6%
Consumer Discretionary	2.2%
Investment Companies	0.9%
Health Care	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	10.6%
Digital Realty Trust, Inc.	7.1%
Prologis, Inc.	6.0%
American Tower Corp.	5.7%
SBA Communications Corp.	5.6%
Crown Castle, Inc.	5.5%
Sun Communities, Inc.	4.2%
Equinix, Inc.	4.0%
Invitation Homes, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Total	56.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000072686
Shareholder Report [Line Items]
Fund Name	SFT Real Estate Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 116,772,787
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 403,729
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$116,772,787 # of Portfolio Holdings38 Portfolio Turnover Rate11% Total Advisory Fees Paid$403,729
Holdings [Text Block]

Sector Diversification (% of net assets)

Real Estate	96.6%
Consumer Discretionary	2.2%
Investment Companies	0.9%
Health Care	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	10.6%
Digital Realty Trust, Inc.	7.1%
Prologis, Inc.	6.0%
American Tower Corp.	5.7%
SBA Communications Corp.	5.6%
Crown Castle, Inc.	5.5%
Sun Communities, Inc.	4.2%
Equinix, Inc.	4.0%
Invitation Homes, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Total	56.6%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140840
Shareholder Report [Line Items]
Fund Name	SFT T. Rowe Price Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT T. Rowe Price Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 197,938,156
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 554,771
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$197,938,156 # of Portfolio Holdings102 Portfolio Turnover Rate32% Total Advisory Fees Paid$554,771
Holdings [Text Block]

Sector Diversification (% of net assets)

Financial	24.0%
Industrials	16.1%
Health Care	12.2%
Energy	8.0%
Information Technology	7.7%
Consumer Discretionary	7.2%
Consumer Staples	6.8%
Materials	6.1%
Communication Services	4.7%
Other	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.3%
Keysight Technologies, Inc.	2.1%
Deere & Co.	1.9%
Charles Schwab Corp.	1.9%
Amazon.com, Inc.	1.9%
Allstate Corp.	1.8%
Westinghouse Air Brake Technologies Corp.	1.8%
Texas Instruments, Inc.	1.7%
AMETEK, Inc.	1.7%
Total	22.0%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140838
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 131,773,996
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 346,818
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$131,773,996 # of Portfolio Holdings66 Portfolio Turnover Rate17% Total Advisory Fees Paid$346,818
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	30.9%
Financial	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.6%
Health Care	8.0%
Consumer Staples	6.8%
Materials	2.9%
Energy	2.7%
Other	5.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.1%
Total	44.8%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com
C000140839
Shareholder Report [Line Items]
Fund Name	SFT Wellington Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about SFT Wellington Core Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.
Additional Information Phone Number	800-643-5728
Additional Information Website	www.securianfunds.com
Expenses [Text Block]

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 131,773,996
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 346,818
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$131,773,996 # of Portfolio Holdings66 Portfolio Turnover Rate17% Total Advisory Fees Paid$346,818
Holdings [Text Block]

Sector Diversification (% of net assets)

Information Technology	30.9%
Financial	13.5%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.6%
Health Care	8.0%
Consumer Staples	6.8%
Materials	2.9%
Energy	2.7%
Other	5.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.1%
Total	44.8%

Updated Prospectus Phone Number	800-643-5728
Updated Prospectus Email Address	policyservices@securian.com